PROPERTY, PLANT AND EQUIPMENT, NET (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Gross amount		$ 9,304,012	$ 7,896,493
Less: accumulated depreciation		(2,635,400)	(2,299,794)
Property, plant and equipment		6,668,612	5,596,699
Depreciation expense		560,846	504,370	$ 387,005
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross amount		5,836,107	4,484,186
Building [Member]
Property, Plant and Equipment [Line Items]
Gross amount	[1]	3,211,985	3,206,287
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross amount		95,106	108,391
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross amount		53,593	54,053
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross amount		107,221	43,576
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 66,965	$ 50,132	$ 3,300,515	¥ 481,696	¥ 355,929	¥ 22,764,315

[1]	In April 2022, Zhongke Components entered into two agreements with a third-party as a lessor to lease fourth floor for one year, and the third and fifth floors for two years in Zhongke Components’s building located in Qingyuan to the lessee. The lease agreement for renting the fourth floor to a third-party by Zhongke Components has been renewed in March 2023 for one year and in February 2024 for six months, respectively.